Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Composition of property and equipment and accumulated depreciation, by principal groups, and the movements therein in 2015:

	Cost			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2015
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	598	64	662	520	49	569	93
Office furniture	438	58	496	161	26	187	309
Laboratory equipment	3,983	1,200	5,183	3,371	355	3,726	1,457
Greenhouse equipment	2,982	—	2,982	2,199	260	2,459	523
Leasehold improvements	976	67	1,043	719	94	813	230
	8,977	1,389	10,366	6,970	784	7,754	2,612

Composition of property and equipment and accumulated depreciation, by principal groups, and the movements therein in 2016:

	Costs			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2016
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	662	40	702	569	54	623	79
Office furniture	496	4	500	187	27	214	286
Laboratory equipment	5,183	284	5,467	3,726	400	4,126	1,341
Greenhouse equipment	2,982	—	2,982	2,459	254	2,713	269
Leasehold improvements	1,043	1,842	2,885	813	39	852	2,033
	10,366	2,170	12,536	7,754	774	8,528	4,008

Composition of property and equipment and accumulated depreciation, by principal groups, and the movements therein in 2017:

	Costs			Accumulated depreciation
	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Carrying amount at beginning of year	Additions	Carrying amount at end of year	Depreciated balance as at December 31, 2017
	NIS in thousands			NIS in thousands			NIS in thousands
Computer equipment	702	16	718	623	44	667	51
Office furniture	500	1	501	214	27	241	260
Laboratory equipment	5,467	68	5,535	4,126	420	4,546	989
Greenhouse equipment	2,982	—	2,982	2,713	207	2,920	62
Leasehold improvements	2,885	362	3,247	852	175	1,027	2,220
	12,536	447	12,983	8,528	873	9,401	3,582